Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Mar. 31, 2017	Mar. 31, 2016
Commitments And Contingencies Details Narrative
Monthly Rent	$ 11,770	$ 15,043	$ 13,328	$ 11,884
Lease Term	5 years